MAINSTAY FUNDS TRUST

51 Madison Avenue

New York, New York 10010

August 28, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	MainStay Funds Trust (the "Registrant")
Registration Numbers: 333-160918 and 811-22321

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the Registrant hereby certifies that the Prospectuses for the MainStay Absolute Return Multi-Strategy Fund and the MainStay Tax Advantaged Short Term Bond Fund, as well as the Statement of Additional Information including each of the above-referenced Funds that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No.116 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 118 under the Investment Company Act of 1940, that became effective on August 28, 2017.

No fee is required in connection with this filing.

Very truly yours,

/s/Thomas C. Humbert

Thomas C. Humbert

Assistant Secretary